Trading portfolio (Tables)	12 Months Ended
Dec. 31, 2025
Net assets (liabilities) [abstract]
Disclosure of trading portfolio assets

	Barclays Bank Group
	2025	2024
	£m	£m
Debt securities and other eligible bills	94,040	77,805
Equity securities	83,243	74,859
Traded loans	12,249	13,470
Commodities	211	110
Trading Portfolio Assets	189,743	166,244

Debt securities and other eligible bills	(32,309)	(36,324)
Equity securities	(24,520)	(19,858)
Trading Portfolio Liabilities	(56,829)	(56,182)

Disclosure of trading portfolio liabilities

	Barclays Bank Group
	2025	2024
	£m	£m
Debt securities and other eligible bills	94,040	77,805
Equity securities	83,243	74,859
Traded loans	12,249	13,470
Commodities	211	110
Trading Portfolio Assets	189,743	166,244

Debt securities and other eligible bills	(32,309)	(36,324)
Equity securities	(24,520)	(19,858)
Trading Portfolio Liabilities	(56,829)	(56,182)